Gina R. Wardlow

Director and Corporate Counsel

Law Department – Prudential Retirement

The Prudential Insurance Company of America

200 Wood Avenue South

Iselin, NJ 08830

Tel 732 482-4568  Fax 732 482-8022

gina.wardlow@prudential.com

December 30, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PRIAC Variable Contract Account A
Registration Statement File No.: 333-162553

Commissioners:

Pursuant to Rule 497( j ) under the Securities Act of 1933, Prudential Retirement Insurance and Annuity Company, on behalf of the PRIAC Variable Contract Account A (the “Account”), hereby certifies : (1) that the text of the Account’s most recent post-effective amendment has been filed electronically, and (2) that the form of the Prospectuses and Statement of Additional Information that would have been filed under Rule 497( c ) would not have differed from that contained in the most recent post-effective amendment.

Respectfully submitted,

/s/ Gina R. Wardlow
Gina R. Wardlow
Director and Corporate Counsel